Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	GOSSAMER BIO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38796
Entity Tax Identification Number	47-5461709
Entity Address, Address Line One	3115 Merryfield Row, Suite 120
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	684-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GOSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001728117
Amendment Flag	false